UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.        Name and address of issuer:

          BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.
          P.O. Box 9011
          Princeton, NJ 08543-9011

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
          classes):                                                   [X]

3.        Investment Company Act File Number:     811-7177

          Securities Act File Number:             033-53887

4(a).     Last day of fiscal year for which this Form is filed: January 31, 2008

4(b).     [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     [ ] Check box if this is the last time the issuer will be filing this
Form.

5.        Calculation of registration fee:

          (i)    Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                  $191,859,738

          (ii)   Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                 $171,262,530

          (iii)  Aggregate price of securities
                 redeemed or repurchased during
                 any prior fiscal year ending no
                 earlier than October 11, 1995
                 that were not previously used to
                 reduce registration fees payable
                 to the Commission:
                                                  $0

          (iv)   Total available redemption
                 credits [add Items 5(ii) and
                 5(iii)]:                                        $171,262,530


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          (v)    Net sales - if Item 5(i) is
                 greater than Item 5(iv) [subtract
                 Item 5(iv) from Item 5(i)]:                     $20,597,208

          (vi)   Redemption credits available for
                 use in future years - if Item
                 5(i) is less than Item 5(iv)
                 [subtract Item 5(iv) from Item
                 5(i)]:                           $0

          (vii)  Multiplier for determining
                 registration fee (See Instruction
                 C.9)                                            x 0.0000393

          (viii) Registration fee due [multiply
                 Item 5(v) by Item 5(vii)] (enter
                 "0" if no fee is due):                          =$809.47
                                                                 ===============


6.        Prepaid Shares

          If the response to Item 5(i) was
          determined by deducting an amount of
          securities that were registered under
          the Securities Act of 1933 pursuant to
          rule 24e-2 as in effect before October
          11, 1997, then report the amount of
          securities (number of shares or other    0
          units) deducted here:

          If there is a number of shares or other
          units that were registered pursuant to
          rule 24e-2 remaining unsold at the end
          of the fiscal year for which this form
          is filed that are available for use by
          the issuer in future fiscal years, then  0
          state that number here:

7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$809.47

9.        Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository:        April 29, 2008

                Method of Delivery:

                                        [X] Wire Transfer

                                        [ ] Mail or other means


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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                              By*:    /s/ Donald C. Burke
                                      ------------------------------------------
                              Name:   Donald C. Burke
                              Title:  President and Chief Executive Officer

Date: April 29, 2008

*Please print the name and title of the signing officer below the signature.